Financial Instruments (Details Narrative)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Financial Instruments
Net loss	$ 4,060	$ 8,985
Net loss and net earnings	5,577		$ 40,059
Unrestricted cash		12,361			$ 3,259
Working capital deficit		9,696,000			428
Accumulated deficit		(116,690)			(156,749,000)
Working capital		(1,710)			$ (3,124)
Cash payments	$ 49	71		$ 266
Recognized in prepaid expenses		$ 100		$ 214
Increase in exchange rate		10.00%	10.00%
Increase decrease in marketable securities percentage		10.00%	10.00%